REVISION OF PRIOR PERIOD FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
Golden Star Acquisition Corporation [Member]
REVISION OF PRIOR PERIOD FINANCIAL INFORMATION

NOTE 2. REVISION OF PRIOR PERIOD FINANCIAL INFORMATION

In connection with the preparation of the financial statement for the year ended December 31, 2023, management of the Company identified that cash held in Trust Account (marketable securities held in Trust Account) and deferred underwriting commissions were improperly classified as current assets and current liabilities instead of noncurrent assets and noncurrent liabilities, respectively. In accordance with FASB ASC Topic 210 Balance Sheet, the funds held in the Trust Account should not be classified as current assets as it will be used for other than current operation purposes, and deferred offering commissions should not be classified as current liabilities as it will be settled out of the funds held in the Trust Account. Although the misclassification had no impact to the comparative balance sheet as of December 31, 2022 including beginning accumulated deficit, and no impact to net income or loss as well as net cash flows of the current year, it impacted and requires adjustments to balance sheet line items of the prior period interim financial statements of the current year included in the last two filings of Form 10-Q, and the closing balance sheet as of May 4, 2023 included in the Current Report on Form 8-K.

The following table illustrates the impact of the revision of the cash held in Trust Account (marketable securities held in Trust Account) and deferred underwriting commissions on the audited balance sheet as of May 4, 2023, and the unaudited balance sheets as of June 30, 2023 and September 30, 2023, respectively. The adjustments will not affect total assets and total liabilities on each of the revised balance sheets.

Balance Sheet as of May 4, 2023

	As Previously Reported	Adjustment	As Revised
Current assets:
Cash held in trust account	$70,337,518	$(70,337,518)	$-
Total current assets	70,337,518	(70,337,518)	-
Noncurrent assets:
Cash held in trust account	-	70,337,518	70,337,518
Total noncurrent assets	-	70,337,518	70,337,518

Current liabilities:
Deferred underwriting commissions	$1,725,000	$(1,725,000)	$-
Total current liabilities	2,028,810	(1,725,000)	303,810
Noncurrent liabilities:
Deferred underwriting commissions	-	1,725,000	1,725,000
Total noncurrent liabilities	-	1,725,000	1,725,000

Balance Sheet as of June 30, 2023

	As Previously Reported	Adjustment	As Revised
Current assets:
Marketable securities held in Trust Account	$70,235,068	$(70,235,068)	$-
Total current assets	70,482,936	(70,235,068)	247,868
Noncurrent assets:
Marketable securities held in Trust Account	-	70,235,068	70,235,068
Total noncurrent assets	-	70,235,068	70,235,068

Current liabilities:
Deferred underwriting commissions	$1,725,000	$(1,725,000)	$-
Total current liabilities	1,834,937	(1,725,000)	109,937
Noncurrent liabilities:
Deferred underwriting commissions	-	1,725,000	1,725,000
Total noncurrent liabilities	-	1,725,000	1,725,000

Balance Sheet as of September 30, 2023

	As Previously Reported	Adjustment	As Revised
Current assets:
Marketable securities held in Trust Account	$71,086,492	$(71,086,492)	$-
Total current assets	71,182,926	(71,086,492)	96,434
Noncurrent assets:
Marketable securities held in Trust Account	-	71,086,492	71,086,492
Total noncurrent assets	-	71,086,492	71,086,492

Current liabilities:
Deferred underwriting commissions	$1,725,000	$(1,725,000)	$-
Total current liabilities	2,083,948	(1,725,000)	358,948
Noncurrent liabilities:
Deferred underwriting commissions	-	1,725,000	1,725,000
Total noncurrent liabilities	-	1,725,000	1,725,000